RECENTLY ISSUED ACCOUNTING STANDARDS (Details)	6 Months Ended
Jun. 30, 2012
RECENTLY ISSUED ACCOUNTING STANDARDS [Abstract]
Minimum likelihood percentages for goodwill impairment test (in hundredths)	50.00%